Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Marketable Securities
Marketable Securities

6. Marketable Securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	June 30, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash equivalents	$25,336	$—	$—	$25,336

Total	$25,336	$—	$—	$25,336

There were no marketable securities at June 30, 2011.

	December 31, 2010
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Corporate commercial paper	2,892	—	—	2,892
Corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Corporate debt securities	$5,023	$—	$(3)	$5,020
Corporate commercial paper	2,948	1	—	2,949

Total	$7,971	$1	$(3)	$7,969

There were no debt securities that had been in an unrealized loss position for more than 12 months at December 31, 2010. The Company evaluated the securities for other-than-temporary impairment based on quantitative and qualitative factors. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. The Company does not intend to sell these securities prior to their maturity and it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized costs bases, which may be at maturity.

4. Marketable Securities

        Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	December 31, 2009
		Gross Unrealized
	Amortized Cost			Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$127	$—	$—	$127
Money market	7,269	—	—	7,269
Government sponsored enterprises (GSEs)	500	—	—	500

Total	$7,896	$—	$—	$7,896

Marketable securities:
GSEs	$16,680	$13	$—	$16,693
Corporate debt securities	3,115	1	—	3,116
Corporate commercial paper	1,748	1	—	1,749
US Treasury obligations	2,268	—	—	2,268

Total	$23,811	$15	$—	$23,826

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Corporate commercial paper	2,892	—	—	2,892
Corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Corporate debt securities	$5,024	$—	$(3)	$5,021
Corporate commercial paper	2,948	—	—	2,948

Total	$7,972	$—	$(3)	$7,969

        There were 6 debt securities that had been in an unrealized loss position for less than 12 months at December 31, 2010. The aggregate unrealized loss on these securities was $4 and the fair value was $6,024. The Company evaluated the securities for other-than-temporary impairments based on quantitative and qualitative factors. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. The Company does not intend to sell these securities prior to their maturity and it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized costs bases, which may be at maturity.

        All of the Company's marketable securities have contractual maturities of less than one year. Financial assets carried at fair value as of December 31, 2009 and 2010 are classified in the table below in one of the three categories described in Note 2:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$7,896	$—	$—	$7,896
Marketable securities:
GSEs	—	16,693	—	16,693
Corporate debt securities	—	3,116	—	3,116
Corporate commercial paper	—	1,749	—	1,749
U.S. Treasury obligations	2,268	—	—	2,268

	$10,164	$21,558	$—	$31,722

	December 31, 2010
	Level 1	Level 2	Level 3		Total
Assets
Cash and cash equivalents	$10,582	$—		$—	$10,582
Marketable securities:
Corporate debt securities	—	5,020		—	5,020
Corporate commercial paper	—	2,949		—	2,949

	$10,582	$7,969	$		$18,551

        Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers.